Related party transactions Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions	These investments are included in equity securities at their fair value and are as follows:

Consolidated balance sheets	December 31, 2019	December 31, 2018
Equity securities
Fair value	7,142	6,176
Unrealized gain	2,142	1,176

Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2017	30,575
Loans issued during the year	77,269
Loan repayments and the effect of changes in the composition of related parties	(10,649)
Balance at December 31, 2018	97,195
Loans issued during the year	45,602
Loan repayments and the effect of changes in the composition of related parties	(104,156)
Balance at December 31, 2019	38,641

Consolidated balance sheets		December 31, 2019	December 31, 2018
Deposits		12,838	17,232

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Interest and fees on loans	1,887	4,533	1,100

Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2019	December 31, 2018
Loans		9,888	10,180
Deposits		342	352

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Interest and fees on loans	677	635	647
Total non-interest expense	1,717	1,769	1,939

Consolidated balance sheets		December 31, 2019	December 31, 2018
Loans		16	1,843
Deposits		3,492	36,655

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Asset management	10,273	9,412	7,697
Custody and other administration services	1,452	1,376	1,036
Other non-interest income	1,458	972	122